VIRTUS KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—93.8%
Communication Services—25.3%
Adevinta ASA Class B (Norway)(1)	74,696	$1,432
Ascential plc (United Kingdom)(1)	184,783	1,063
Auto Trader Group plc (United Kingdom)(1)	176,895	1,550
Autohome, Inc. ADR (China)	7,000	448
CTS Eventim AG & Co. KGaA (Germany)(1)	5,991	374
Infrastrutture Wireless Italiane SpA (Italy)	51,850	585
Kanzhun Ltd. ADR (China)(1)	28,030	1,111
Karnov Group AB Class B (Sweden)	144,678	889
MarkLines Co., Ltd. (Japan)	14,100	372
New Work SE (Germany)	3,430	1,078
Rightmove plc (United Kingdom)	180,035	1,617
Yandex N.V. Class A (Russia)(1)	9,665	684
		11,203

Consumer Discretionary—10.1%
Allegro.eu SA (Poland)(1)	29,566	509
Max Stock Ltd. (Israel)	139,226	527
Mercari, Inc. (Japan)(1)	16,900	897
Redbubble Ltd. (Australia)(1)	176,082	477
Sonans Holding AS (Norway)(1)	212,951	1,360
Union Auction PCL (Thailand)	935,000	292
Vasta Platform Ltd. Class A (Brazil)(1)	50,591	411
		4,473

Consumer Staples—0.8%
Heineken Malaysia Bhd (Malaysia)	65,800	374
Energy—2.1%
Pason Systems, Inc. (Canada)	127,785	921
Financials—11.3%
Cerved Group SpA (Italy)(1)	32,164	374
Gruppo Mutuionline SpA (Italy)	19,061	909
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(2)	11,022	1,168
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	48,115	786
Nordnet AB publ (Sweden)	27,510	464
Sabre Insurance Group plc (United Kingdom)	149,420	527
VNV Global AB (Sweden)(1)	67,427	751
		4,979

Health Care—3.2%
Haw Par Corp., Ltd. (Singapore)	99,200	1,011
Nakanishi, Inc. (Japan)	19,500	426
		1,437

Industrials—30.2%
Boa Vista Servicos SA (Brazil)	239,338	538
BTS Group AB Class B (Sweden)	26,623	1,014
CAE, Inc. (Canada)(1)	39,841	1,227
CTT Systems AB (Sweden)	24,052	609
Enento Group Oyj (Finland)	22,130	890
Fintel plc (United Kingdom)	350,066	1,128
Haitian International Holdings Ltd. (Hong Kong)	102,000	342
HeadHunter Group plc ADR (Russia)	45,991	1,949
Knorr-Bremse AG (Germany)	2,641	304
Marel HF (Iceland)	126,260	877
	Shares	Value

Industrials—continued
Meitec Corp. (Japan)	11,300	$611
MTU Aero Engines AG (Germany)	1,982	491
Rotork plc (United Kingdom)	79,957	377
S-1 Corp. (South Korea)	12,917	939
Tegma Gestao Logistica SA (Brazil)	165,344	805
Voltronic Power Technology Corp. (Taiwan)	8,100	391
Wolters Kluwer NV (Netherlands)	8,819	886
		13,378

Information Technology—9.7%
Admicom Oyj (Finland)	3,124	318
Alten SA (France)	6,918	917
Bouvet ASA (Norway)	103,730	738
Brockhaus Capital Management AG (Germany)(1)	12,500	339
FDM Group Holdings plc (United Kingdom)	35,776	505
Fineos Corp., Ltd. CDI (Australia)(1)	48,425	142
Mintra Holding AS (Norway)(1)	607,271	422
SimCorp A/S (Denmark)	3,271	411
Webcash Corp. (South Korea)	9,590	305
Webstep AS (Norway)	61,541	199
		4,296

Materials—1.1%
Corp. Moctezuma SAB de C.V. (Mexico)	153,726	466
Total Common Stocks (Identified Cost $30,685)		41,527

Warrant—0.1%
Financials—0.1%
VNV Global AB (Sweden)(1)	10,587	20
Total Warrant (Identified Cost $0)		20

Total Long-Term Investments—93.9% (Identified Cost $30,685)		41,547

Short-Term Investment—6.0%
Money Market Mutual Fund—6.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	2,675,278	2,675
Total Short-Term Investment (Identified Cost $2,675)		2,675

TOTAL INVESTMENTS—99.9% (Identified Cost $33,360)		$44,222
Other assets and liabilities, net—0.1%		49
NET ASSETS—100.0%		$44,271

Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depositary Interest
GDR	Global Depositary Receipt
JSC	Joint Stock Company

See Notes to Schedule of Investments

VIRTUS KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
Footnote Legend:
(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $1,168 or 2.6% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	17%
Norway	9
Sweden	8
United States	6
Russia	6
Germany	6
Japan	5
Other	43
Total	100%
† % of total investments as of June 30, 2021.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$41,527	$41,527
Warrant	20	20
Money Market Mutual Fund	2,675	2,675
Total Investments	$44,222	$44,222
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Schedule of Investments

VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
3